Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Fixed maturity securities, available-for-sale	$ 31,811	$ 29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586
Total investments	40,291	37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194
Total assets	120,170	111,986
Liabilities
Future policy benefits and claims	36,154	35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194
Total liabilities	113,439	106,444
Shareholder's equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	4	4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686
Total shareholder's equity	6,384	5,197
Noncontrolling interest	347	345
Total equity	6,731	5,542
Total liabilities and equity	$ 120,170	$ 111,986